Short-term loans (Narrative) (Details) $ in Thousands, ¥ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)
Debt Instrument, Face Amount	$ 37,000
Line of Credit Facility, Maximum Borrowing Capacity	52,000
Restricted short-term deposits	47,741		$ 285
Loans Payable
Debt Instrument, Face Amount | ¥		¥ 259
Line of Credit Facility, Maximum Borrowing Capacity | ¥		¥ 360
Restricted short-term deposits	$ 47,000
Debt Instrument, Maturity Date, Description	These loans were all with a maturity of less than one year
Loans Payable | Minimum
Debt Instrument, Interest Rate, Stated Percentage	1.40%	1.40%
Loans Payable | Maximum
Debt Instrument, Interest Rate, Stated Percentage	2.98%	2.98%